Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Board views the link between the Company’s performance and named executive officer pay.

Required Tabular Disclosure of Pay Versus Performance

The following table shows the past three fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table, the “compensation actually paid” (“CAP”) to our named executive officers (as determined under SEC rules), our total shareholder return (“TSR”), and our net income (loss).

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table set forth below.  CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules.

Year	Summary Compensation Table Total for PEO #1(1)	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2(1)	Compensation Actually Paid to PEO #2(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on TSR(4)	Net Income (Loss)(5)
2024	$25,000	$25,000	$125,000	$125,000	NA	NA	$47.83	$(2,055)
2023	$125,000	$125,000	$-	$-	NA	NA	$195.65	$(816)
2022	$188,000	$188,000	$-	$-	NA	NA	$347.83	$(127)

(1)

Alan Gold, our former President and Chairman of the Board is Principal Executive Officer (“PEO”) #1 and was our PEO during the fiscal 2022 through July 2024. Dr. Prasad Jeereddi, our current CEO and Chairman of the Board is PEO #2 and was our PEO from July 2024 through the end of the year. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Alan Gold and Dr. Jeereddi for the years shown in the table.

(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO during the applicable year.

(3)	There were no non-PEOs during the periods presented.
(4)

Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)

Reflects “Net Income (Loss)”, in thousands, as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2024, December 31, 2023 and December 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount	0	0	0
Total Shareholder Return Amount	47.83	195.65	347.83
Net Income (Loss)	(2,055,000)	(816,000)	(127,000)
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	25,000	125,000	188,000
PEO Actually Paid Compensation Amount	25,000	125,000	188,000
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	125,000	0	0
PEO Actually Paid Compensation Amount	$ 125,000	$ 0	$ 0